Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment gross	$ 2,772,340	$ 354,932	$ 556,991
Less: accumulated depreciation	(1,474,658)	(188,795)	(502,065)
Property and equipment, net	1,297,682	166,137	54,926
Furniture, fixtures, and office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment gross	603,082	77,210	556,991
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment gross	$ 2,169,258	$ 277,722